Related-Party Transactions	9 Months Ended
Sep. 30, 2011
Related-Party Transactions

(24) Related-Party Transactions

Diversey purchases certain raw materials and products from SCJ, which like Diversey, is majority-owned by the descendants of Samuel Curtis Johnson. Total inventory purchased from SCJ was $30,122, $25,238 and $27,743 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

SCJ also provides certain administrative, business support and general services, including shared facility services to Diversey. In addition, Diversey leases certain facilities from SCJ. Charges for these services and leases totaled $11,449, $14,032 and $13,013 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Diversey licenses the use of certain trade names, housemarks and brand names from SCJ. Payments to SCJ under the license agreements governing the names and marks totaled $5,891, $6,316 and $7,441 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

After Diversey’s 1999 separation from SCJ, SCJ continued to operate institutional and industrial businesses in various countries in which Diversey did not have operations. Under a territorial license agreement, Diversey licenses the intellectual property rights to SCJ to allow it to manufacture and sell Diversey’s products in those countries. Under this agreement, SCJ pays a royalty fee based on its and its sub licensees' net sales of products bearing Diversey’s brand names. Amounts paid by SCJ to Diversey under the territorial license agreement totaled $106, $82 and $271 during the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

SCJ purchases certain raw materials and products from Diversey. Total inventory purchased by SCJ from Diversey was $950, $2,952 and $1,875 for the fiscal years ended December 31, 2010, December 31, 2009, and December 31, 2008, respectively.

In June 2006, in connection with the divestiture of the Polymer Business, Diversey entered into a toll manufacturing agreement with SCJ. In addition, Diversey and SCJ entered a toll manufacturing agreement covering its North American business. Under both agreements, SCJ supports and performs certain manufacturing functions at its Waxdale operation in the United States. The Polymer tolling agreement was terminated in 2010. In association with these tolling agreements, Diversey paid SCJ $4,489, $6,523 and $6,135 during the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Diversey has a banking relationship with the Johnson Financial Group, which is majority-owned by the descendants of Samuel Curtis Johnson. Service fees paid to the Johnson Financial Group totaled $54, $69 and $103, for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

In connection with the May 2002 acquisition of the DiverseyLever business, Diversey entered into a Sales Agency Agreement with Unilever whereby Diversey acts as Unilever’s sales agent in the sale of Unilever’s consumer brand cleaning products to institutional and industrial end-users. The original term of the sales agency agreement was extended until December 31, 2007. On October 11, 2007, Diversey and Unilever executed the Umbrella Agreement pursuant to which the parties agreed to the terms of (i) the New Agency Agreement that is substantially similar to the Prior Agency Agreement and that applies to Ireland, the United Kingdom, Portugal and Brazil and (ii) the License Agreement under which Unilever agreed to grant us and our affiliates a license to produce and sell professional packs of Unilever’s consumer brand cleaning products in 31 other countries that were subject to the Prior Agency Agreement. Under the Umbrella Agreement, Diversey and its affiliates also entered into agreements with Unilever to distribute consumer packs of Unilever’s consumer brand cleaning products in the same 31 countries as the License Agreement. The New Agency Agreement, the License Agreement and the consumer pack distribution arrangements took effect on January 1, 2008.

Amounts earned under the New Agency Agreement were $26,400, $27,170 and $35,020 during the fiscal year ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively

Royalties paid under the License Agreement were $5,351, $5,010 and $5,120 during the fiscal year ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Under the dispensed products license agreement, Unilever has granted Diversey a license to use certain intellectual property relating to the products Diversey sells for use in certain personal care product dispensing systems. Either party may terminate the dispensed products license agreement or the licenses granted under the agreement by providing six months’ written notice prior to any anniversary of the dispensed products license agreement. The dispensed products license agreement has been extended to May 2, 2011. Payments to Unilever under the dispensed products license agreement totaled $726, $725 and $818, for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Under the transitional services agreement, Unilever provided Diversey with a wide range of support services that were intended to ensure the smooth transition of the DiverseyLever business from Unilever to Diversey. Unilever provided most services for no more than 24 months, and, accordingly, services under the transitional services agreement have been terminated.

In association with the continuation of various support services and reimbursement of benefit-related costs not covered by the transitional service agreement, Diversey paid Unilever $17, $0 and $108 for the fiscal years ended December 31, 2010, December 31, 2009, and December 31, 2008, respectively.

Diversey purchases certain raw materials and products from Unilever, acts as a co-packer for Unilever and also sells certain finished goods to Unilever as a customer. Total purchases of inventory by Diversey from Unilever, excluding inventories associated with the sales agency agreement, were $57,863, $64,140 and $65,011, respectively, for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008. Total sales of finished product by Diversey to Unilever were $18,472, $18,516 and $26,208, for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.

Diversey recognized interest income of $0, $2,551 and $2,749 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively, related to certain long-term acquisition related receivables from Unilever.

In 2010, in connection with the Consulting Agreement and the Transactions (See Note 26), Diversey paid CD&R $5,783 in fees and expenses. In 2009, the Company paid a transaction fee of $25,000 and $300 in transaction-related expenses.

Related-party receivables and payables at December 31, 2010 and December 31, 2009 consisted of the following:

	December 31, 2010	December 31, 2009
Included in accounts receivable – related parties:
Receivable from CMH	$—	$701
Receivable from SCJ	65	190
Receivable from Unilever	6,368	21,052
Included in accounts payable – related parties:
Payable to CMH	—	683
Payable to SCJ	5,567	6,635
Payable to Unilever	18,100	28,057
Payable to other related parties	127	525